Share Capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Capital

7. SHARE CAPITAL

The Company’s common stock is issued at a $0.001 par value. 75,000,000 shares have been authorized. As at December 31, 2017, 11,600,000 shares were issued and outstanding (2016 – 6,000,000).

On October 30, 2017, the Company entered into a private placement subscription agreement with 35 subscribers, pursuant to which it issued an aggregate of 5,600,000 shares of common stock of the Company at a price of $0.10 per share for aggregate gross proceeds of $560,000.